Quarterly Holdings Report
for

Fidelity Freedom® 2010 Fund

December 31, 2019

F10-QTLY-0220
1.811322.115

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.56% to 1.57% 2/27/20 (a)
(Cost $1,965,145)	1,970,000	1,965,373
	Shares	Value

Domestic Equity Funds - 19.5%
Fidelity Series All-Sector Equity Fund (b)	3,591,789	$37,246,853
Fidelity Series Blue Chip Growth Fund (b)	4,312,882	64,822,624
Fidelity Series Commodity Strategy Fund (b)	41,519,893	197,634,692
Fidelity Series Growth Company Fund (b)	7,380,038	130,995,676
Fidelity Series Intrinsic Opportunities Fund (b)	9,262,089	160,234,132
Fidelity Series Large Cap Stock Fund (b)	8,876,095	140,597,339
Fidelity Series Large Cap Value Index Fund (b)	3,027,947	39,938,621
Fidelity Series Opportunistic Insights Fund (b)	3,981,919	72,072,728
Fidelity Series Small Cap Discovery Fund (b)	1,602,066	18,648,051
Fidelity Series Small Cap Opportunities Fund (b)	4,101,840	57,425,762
Fidelity Series Stock Selector Large Cap Value Fund (b)	8,546,890	108,716,435
Fidelity Series Value Discovery Fund (b)	5,677,592	77,158,474
TOTAL DOMESTIC EQUITY FUNDS
(Cost $815,212,158)		1,105,491,387

International Equity Funds - 17.9%
Fidelity Series Canada Fund (b)	2,294,254	25,902,128
Fidelity Series Emerging Markets Fund (b)	3,828,570	37,366,842
Fidelity Series Emerging Markets Opportunities Fund (b)	16,277,808	335,811,183
Fidelity Series International Growth Fund (b)	13,831,939	242,335,566
Fidelity Series International Small Cap Fund (b)	2,886,456	49,964,560
Fidelity Series International Value Fund (b)	23,061,457	228,308,425
Fidelity Series Overseas Fund (b)	8,744,420	94,264,849
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $770,312,035)		1,013,953,553

Bond Funds - 46.5%
Fidelity Series Emerging Markets Debt Fund (b)	3,690,995	35,433,550
Fidelity Series Floating Rate High Income Fund (b)	873,933	8,127,579
Fidelity Series High Income Fund (b)	4,281,622	41,060,754
Fidelity Series Inflation-Protected Bond Index Fund (b)	52,647,061	529,102,958
Fidelity Series International Credit Fund (b)	383,146	3,862,111
Fidelity Series Investment Grade Bond Fund (b)	159,986,223	1,851,040,604
Fidelity Series Long-Term Treasury Bond Index Fund (b)	15,860,304	139,729,276
Fidelity Series Real Estate Income Fund (b)	2,496,046	27,780,997
TOTAL BOND FUNDS
(Cost $2,577,439,602)		2,636,137,829

Short-Term Funds - 16.1%
Fidelity Cash Central Fund 1.58% (c)	3,021,475	3,022,079
Fidelity Series Government Money Market Fund 1.65% (b)(d)	729,714,485	729,714,485
Fidelity Series Short-Term Credit Fund (b)	18,000,312	181,443,143
TOTAL SHORT-TERM FUNDS
(Cost $912,403,186)		914,179,707
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,077,332,126)		5,671,727,849
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,193,655)
NET ASSETS - 100%		$5,669,534,194

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	38	March 2020	$6,139,090	$2,491	$2,491
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	96	March 2020	9,775,200	(91,834)	(91,834)
TOTAL FUTURES CONTRACTS					$(89,343)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $634,506.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$160,746
Total	$160,746

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$45,616,618	$3,038,856	$14,796,368	$2,800,290	$(1,242,369)	$4,630,116	$37,246,853
Fidelity Series Blue Chip Growth Fund	92,661,846	8,344,687	38,284,636	8,152,182	9,331,910	(7,231,183)	64,822,624
Fidelity Series Canada Fund	23,728,118	3,129,658	3,290,874	588,443	58,277	2,276,949	25,902,128
Fidelity Series Commodity Strategy Fund	135,724,053	85,574,975	23,581,345	3,013,021	(3,327,074)	3,244,083	197,634,692
Fidelity Series Emerging Markets Debt Fund	43,440,644	1,954,269	9,992,374	1,858,229	(410,968)	441,979	35,433,550
Fidelity Series Emerging Markets Fund	32,201,584	8,286,827	3,156,980	813,463	(22,793)	58,204	37,366,842
Fidelity Series Emerging Markets Opportunities Fund	301,024,642	42,873,683	42,413,713	8,345,796	1,485,872	32,840,699	335,811,183
Fidelity Series Floating Rate High Income Fund	8,664,785	395,037	959,412	374,360	(50,928)	78,097	8,127,579
Fidelity Series Government Money Market Fund 1.65%	684,837,287	140,946,170	96,068,972	11,522,052	--	--	729,714,485
Fidelity Series Growth Company Fund	175,844,462	14,376,032	68,495,051	13,986,454	22,468,033	(13,197,800)	130,995,676
Fidelity Series High Income Fund	52,080,265	2,196,340	14,084,769	2,090,597	(63,378)	932,296	41,060,754
Fidelity Series Inflation-Protected Bond Index Fund	538,516,576	50,910,790	75,309,801	7,124,936	902,686	14,082,707	529,102,958
Fidelity Series International Credit Fund	3,567,269	227,133	--	227,133	--	45,474	3,862,111
Fidelity Series International Growth Fund	233,013,226	9,222,729	33,797,012	8,640,113	8,081,144	25,815,479	242,335,566
Fidelity Series International Small Cap Fund	54,710,672	2,329,172	12,751,435	2,187,911	2,000,914	3,675,237	49,964,560
Fidelity Series International Value Fund	226,433,481	16,151,477	28,662,485	9,041,627	(365,751)	14,751,703	228,308,425
Fidelity Series Intrinsic Opportunities Fund	215,566,356	12,135,280	75,512,239	9,195,510	18,847,849	(10,803,114)	160,234,132
Fidelity Series Investment Grade Bond Fund	1,785,031,439	187,225,828	182,757,528	42,476,334	(238,615)	61,779,480	1,851,040,604
Fidelity Series Large Cap Stock Fund	187,152,281	12,107,977	71,395,880	11,178,045	12,623,524	109,437	140,597,339
Fidelity Series Large Cap Value Index Fund	54,085,176	2,605,966	19,852,121	2,488,472	3,586,050	(486,450)	39,938,621
Fidelity Series Long-Term Treasury Bond Index Fund	287,564,333	19,791,406	178,612,406	14,388,841	14,929,663	(3,943,720)	139,729,276
Fidelity Series Opportunistic Insights Fund	95,785,417	6,374,021	34,249,286	6,160,588	12,366,146	(8,203,570)	72,072,728
Fidelity Series Overseas Fund	--	86,450,987	--	348,402	--	7,813,862	94,264,849
Fidelity Series Real Estate Income Fund	28,448,829	1,770,714	3,021,209	1,701,563	154,961	427,702	27,780,997
Fidelity Series Short-Term Credit Fund	168,841,907	30,831,022	20,110,847	3,622,120	9,818	1,871,243	181,443,143
Fidelity Series Small Cap Discovery Fund	26,806,607	1,408,350	10,670,226	1,353,018	1,199,922	(96,602)	18,648,051
Fidelity Series Small Cap Opportunities Fund	77,189,894	5,049,991	27,497,062	4,363,782	5,160,907	(2,477,968)	57,425,762
Fidelity Series Stock Selector Large Cap Value Fund	143,188,341	5,902,208	50,580,229	5,442,608	8,475,568	1,730,547	108,716,435
Fidelity Series Value Discovery Fund	102,153,762	4,234,882	36,915,555	3,073,351	7,579,421	105,964	77,158,474
	$5,823,879,870	$765,846,467	$1,176,819,815	$186,559,241	$123,540,789	$130,270,851	$5,666,740,397

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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